UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Blockchain & Bitcoin Strategy ETF

Ticker: BITS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Blockchain & Bitcoin Strategy ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bits/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain & Bitcoin Strategy ETF	$96	0.65%

How did the Fund perform in the last year?

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. “Blockchain Companies”, as defined below, and in long positions in U.S. listed bitcoin futures (“Bitcoin Futures”) contracts. Under normal circumstances, the Fund will invest at least 25% of its assets in Blockchain Companies and will have notional exposure to Bitcoin Futures equal to at least 20% of the total assets of the Fund.

Blockchain Companies include companies that derive or are expected to derive at least 50% of their revenues, operating income, or assets from digital asset mining, blockchain and digital asset transactions, blockchain applications, blockchain and digital asset hardware, and blockchain and digital asset integration. Blockchain Companies also include U.S.-listed operating companies that directly own a material amount of digital assets.

The Fund uses the Coin Metrics Bitcoin Index as its secondary benchmark index (the "Secondary Index"). The Secondary Index is designed to measure the performance of the top cryptocurrencies by market capitalization.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 95.05%, while the Secondary Index increased 56.13%. The Fund had a net asset value of $71.47 per share on October 31, 2024 and ended the reporting period with a net asset value of $108.09 per share on October 31, 2025.

During the reporting period, the Fund delivered a positive performance as bitcoin-linked assets and blockchain equities advanced. Institutional demand strengthened with persistent inflows into U.S. spot bitcoin ETFs. The SEC's approval of in-kind creations for crypto ETFs improved market efficiency, while a federal stablecoin framework enacted in July 2025 added regulatory clarity. The Federal Reserve's 0.25 percentage point rate cut in September was supportive of the Fund’s assets, and the SEC's adoption of generic listing standards for spot crypto ETFs created additional market depth for digital assets, all of which contributed to the Fund’s positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Blockchain & Bitcoin Strategy ETF - $13,619
S&P 500 Index (USD) (TR)* - $15,494
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)† - $17,174
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Nov/21
Oct/22
Oct/23
Oct/24
Oct/25

	Global X Blockchain & Bitcoin Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†
Nov/21	$10,000	$10,000	$10,000
Oct/22	$2,360	$8,392	$3,190
Oct/23	$3,294	$9,243	$5,395
Oct/24	$6,982	$12,757	$11,000
Oct/25	$13,619	$15,494	$17,174

Since its inception on November 15, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bits/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Price Return (PR) - Price Return

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Blockchain & Bitcoin Strategy ETF	95.05%	8.11%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	11.69%
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†	56.13%	14.63%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$49,408,266	7	$223,657	18.03%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-1.2%
U.S. Treasury Obligations	12.0%
Exchange-Traded Funds	76.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Blockchain ETFFootnote Reference**	48.8%
Global X 1-3 Month T-Bill ETFFootnote Reference**	28.0%
U.S. Treasury Bills, 3.88%, 1/2/2026	3.0%
U.S. Treasury Bills, 3.88%, 1/8/2026	3.0%
U.S. Treasury Bills, 3.90%, 1/15/2026	3.0%
U.S. Treasury Bills, 3.85%, 1/22/2026	3.0%
Futures Contract - CME Bitcoin	-1.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bits/

Global X Funds

Global X Blockchain & Bitcoin Strategy ETF: BITS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2025

GX-AR-BITS-2025

Global X Funds

Global X Bitcoin Trend Strategy ETF

Ticker: BTRN

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Bitcoin Trend Strategy ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/btrn/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Trend Strategy ETF	$115	0.95%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond to the price and yield performance, before fees and expenses, of the CoinDesk Bitcoin Trend Indicator Futures Index (“Secondary Index”). The Fund is passively managed which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to a strategy that systematically and dynamically allocates between exposure to U.S. listed bitcoin futures contracts and cash based on the Bitcoin Trend Indicator, a signal which conveys the direction and strength of the current price trend of Bitcoin. Bitcoin is represented by the CoinDesk Bitcoin Futures Excess Return Index and cash is represented by the passively-managed Global X 1-3 Month T-Bill ETF, an affiliate of the Fund.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 42.33%, while the Secondary Index increased 36.07%. The Fund had a net asset value of $26.09 per share on October 31, 2024 and ended the reporting period with a net asset value of $36.21 per share on October 31, 2025.

Performance over the reporting period was positive, helped by a strong upswing in bitcoin prices as the token climbed back to previous highs amid improving risk sentiment and U.S. policy dynamics. Fresh demand from U.S. spot bitcoin ETFs provided a consistent tailwind, with multiple runs of net inflows towards the end of the reporting period that supported bitcoin’s price and mitigated drawdowns. On the macro side, the Federal Reserve’s September 2025 0.25 percentage point rate cut and a softer growth benefited digital currencies, contributing to the Fund’s positive performance. Periodic pullbacks tied to shifts in Fed guidance did spark brief ETF outflow days and higher volatility, but these episodes were typically short-lived and followed by renewed inflows as investors reassessed policy odds. Overall, the combination of supportive U.S. flows, easier policy signals, and deeper futures market liquidity underpinned the Fund’s gains over the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Bitcoin Trend Strategy ETF - $11,302
S&P 500 Index (USD) (TR)* - $13,368
CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)* - $11,470
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Mar/24
Apr/24
Oct/24
Apr/25
Oct/25

	Global X Bitcoin Trend Strategy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)Footnote Reference*
Mar/24	$10,000	$10,000	$10,000
Apr/24	$8,568	$9,648	$9,236
Oct/24	$7,940	$11,007	$8,430
Apr/25	$10,931	$10,815	$11,428
Oct/25	$11,302	$13,368	$11,470

Since its inception on March 20, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/btrn/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Bitcoin Trend Strategy ETF	42.33%	7.86%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	19.67%
CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)Footnote Reference*	36.07%	8.85%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,431,881	5	$49,580	75.95%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.6%
U.S. Treasury Obligations	18.3%
Exchange-Traded Fund	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	67.6%
U.S. Treasury Bills, 3.88%, 1/6/2026	9.2%
U.S. Treasury Bills, 3.92%, 1/8/2026	9.1%
Futures Contract - CME Micro Bitcoin	-0.2%
Futures Contract - CME Bitcoin	-0.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/btrn/

Global X Funds

Global X Bitcoin Trend Strategy ETF: BTRN

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-BTRN-2025

Global X Funds

Global X Bitcoin Covered Call ETF

Ticker: BCCC

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Global X Bitcoin Covered Call ETF (the "Fund") for the period from June 3, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bccc. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Covered Call ETF	$32	0.75%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

How did the Fund perform in the period?

The Fund is an actively managed exchange traded fund that seeks to generate income while also providing exposure to the price return of Bitcoin through one or more U.S.-listed Exchange Listed Products (“ETPs”). The Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to Bitcoin. The Fund seeks to achieve its objective by utilizing a synthetic covered call strategy that is designed to provide current income and exposure to the share price returns of one or more Bitcoin ETPs.

The Fund uses the Coin Metrics Bitcoin Index as its secondary benchmark index (the "Secondary Index"). The Secondary Index is designed to measure the performance of the top cryptocurrencies by market capitalization.

For the period from June 3, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 3.60%, while the Secondary Index increased 3.28%. The Fund had a net asset value of $25.30 per share on June 3, 2025 and ended the reporting period with a net asset value of $22.51 per share on October 31, 2025.

The Fund posted positive performance over the reporting period. Easing inflation and the U.S. Federal Reserve’s rate cut in mid-September 2025 created a more supportive environment for cryptocurrencies. Broader institutional adoption of cryptocurrency exposure was aided by structural improvements in the Exchange Traded Product ecosystem in the United States, which reinforced confidence in ETPs and supported price appreciation for their underlying assets. Meanwhile the crypto-related options markets experienced further deepening as activity in Bitcoin-linked products increased, contributing to elevated options premiums and higher income potential for the Fund's covered call strategy. Periods of macro uncertainty later in the reporting period sustained volatility, which also supported covered call related income. In all, a constructive macro environment, continued institutional engagement, and active options activity provided a favorable backdrop for the Fund’s covered call approach, allowing it to participate in Bitcoin’s upside while generating income through option premiums.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Bitcoin Covered Call ETF - $10,360
S&P 500 Index (USD) (TR)* - $11,512
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)† - $10,328
$11,800
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
Jun/25
Jun/25
Jul/25
Aug/25
Sep/25
Oct/25

	Global X Bitcoin Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†
Jun/25	$10,000	$10,000	$10,000
Jun/25	$10,156	$10,404	$10,115
Jul/25	$10,947	$10,637	$11,002
Aug/25	$10,503	$10,853	$10,202
Sep/25	$10,930	$11,249	$10,743
Oct/25	$10,360	$11,512	$10,328

Since its inception on June 3, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bccc for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Price Return (PR) - Price Return

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Global X Bitcoin Covered Call ETF	3.60%
S&P 500 Index (USD) (TR)Footnote Reference*	15.12%
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)Footnote Reference†	3.28%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$14,628,957	5	$21,033	14.61%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Written Options	-0.6%
Purchased Options	7.7%
Exchange-Traded Fund	19.9%
U.S. Treasury Obligation	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/2/2025	27.2%
VanEck Bitcoin ETF	19.9%
Purchased Option - MBTX, $200, 11/21/25	7.7%
Written Option - MBTX, $200, 11/21/25	-0.1%
Written Option - MBTX, $259, 11/07/25	-0.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bccc

Global X Funds

Global X Bitcoin Covered Call ETF: BCCC

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: October 31, 2025

GX-AR-BCCC-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Blockchain & Bitcoin Strategy ETF (ticker: BITS)
Global X Bitcoin Trend Strategy ETF (ticker: BTRN)
Global X Bitcoin Covered Call ETF (ticker: BCCC)

Annual Financials and Other Information
October 31, 2025

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

Consolidated Schedule of Investments	October 31, 2025
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 76.8%
International Equity — 48.8%
Global X Blockchain ETF (A)(B)	229,500	$24,125,040
Domestic Fixed Income — 28.0%
Global X 1-3 Month T-Bill ETF (B)(C)	137,500	13,809,125
TOTAL EXCHANGE-TRADED FUNDS (Cost $27,311,558)		37,934,165

	Face Amount
U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bills
3.898%, 01/15/2026(D)(E)^	$1,500,000	1,488,541
3.884%, 01/2/2026(D)(E)^	1,500,000	1,490,404
3.884%, 01/8/2026(D)(E)^	1,500,000	1,489,598
3.847%, 01/22/2026(D)^	1,500,000	1,487,475
		5,956,018
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,954,089)		5,956,018
TOTAL INVESTMENTS — 88.8% (Cost $33,265,647)		$43,890,183

Percentages are based on Net Assets of $49,408,266.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	45	Nov-2025	$25,432,343	$24,822,000	$(610,343)

^	Security is held by the Global X Bitcoin Strategy Subsidiary I Limited, as of October 31, 2025.
(A)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Security, or a portion there of, has been pledged as collateral on futures contracts. The total market value of such securities as of October 31, 2025 was $4,468,543.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	October 31, 2025
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$37,934,165	$—	$—	$37,934,165
U.S. Treasury Obligations	—	5,956,018	—	5,956,018
Total Investments in Securities	$37,934,165	$5,956,018	$—	$43,890,183

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(610,343)	$—	$—	$(610,343)
Total Other Financial Instruments	$(610,343)	$—	$—	$(610,343)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Global X Blockchain ETF
$13,537,950	$11,457,874	$(17,411,483)	$9,549,402	$6,991,297	$24,125,040	$865,614	$—
Global X 1-3 Month T-Bill ETF
8,136,450	12,115,966	(6,456,972)	13,576	105	13,809,125	404,534	—
Totals:
$21,674,400	$23,573,840	$(23,868,455)	$9,562,978	$6,991,402	$37,934,165	$1,270,148	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	October 31, 2025
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 67.6%
Domestic Fixed Income — 67.6%
Global X 1-3 Month T-Bill ETF (A)(B)	36,560	$3,671,721
TOTAL EXCHANGE-TRADED FUND (Cost $3,666,283)		3,671,721

	Face Amount
U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bills
3.880%, 01/8/2026(C)(D)^	$500,000	496,532
3.920%, 01/6/2026(C)^	500,000	496,617
		993,149
TOTAL U.S. TREASURY OBLIGATIONS (Cost $992,824)		993,149
TOTAL INVESTMENTS — 85.9% (Cost $4,659,107)		$4,664,870

Percentages are based on Net Assets of $5,431,881.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	2	Nov-2025	$1,127,985	$1,103,200	$(24,785)
CME Micro Bitcoin^	24	Nov-2025	274,342	264,768	(9,574)
			$1,402,327	$1,367,968	$(34,359)

^	Security is held by the Global X Bitcoin Trend Strategy Subsidiary Limited, as of October 31, 2025.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Security, or a portion there of, has been pledged as collateral on futures contracts. The total market value of such securities as of October 31, 2025 was $496,532.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	October 31, 2025
Global X Bitcoin Trend Strategy ETF

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,671,721	$—	$—	$3,671,721
U.S. Treasury Obligations	—	993,149	—	993,149
Total Investments in Securities	$3,671,721	$993,149	$—	$4,664,870

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(34,359)	$—	$—	$(34,359)
Total Other Financial Instruments	$(34,359)	$—	$—	$(34,359)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,215,445	$8,879,057	$(6,423,979)	$3,490	$(2,292)	$3,671,721	$148,441	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	October 31, 2025
Global X Bitcoin Covered Call ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 27.2%
U.S. Treasury Bill
3.917%, 12/02/2025(A)	$4,000,000	$3,987,509
TOTAL U.S. TREASURY OBLIGATION (Cost $3,987,850)		3,987,509

	Shares
EXCHANGE-TRADED FUND — 19.9%
Domestic Equity — 19.9%
VanEck Bitcoin ETF (B)^	93,650	2,905,960
TOTAL EXCHANGE TRADED FUND (Cost $3,027,339)		2,905,960

PURCHASED OPTIONS^ — 7.7% (Cost $1,136,567)		1,128,500
TOTAL INVESTMENTS — 54.8% (Cost $8,151,756)		$8,021,969

WRITTEN OPTIONS^ — (0.6)%
(Premiums Received $(86,906))		$(89,068)

Percentages are based on Net Assets of $14,628,957.

A list of exchange-traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 7.7%
Call Options
MBTX^	185	$4,800,380	$200.00	11/21/2025	$1,128,500

WRITTEN OPTIONS — (0.6)%
Put Options
MBTX ^	(185)	$(4,800,380)	$200.00	11/21/2025	$(18,037)

Call Options
MBTX ^	(125)	$(3,243,500)	$259.48	11/7/2025	$(71,031)

Total Written Options		$(8,043,880)			$(89,068)

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	October 31, 2025
Global X Bitcoin Covered Call ETF

^	Security is held by the Global X Bitcoin Covered Call Subsidiary Limited, as of October 31, 2025.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	For financial information on the VanEck Bitcoin ETF, please go to the Fund’s website at https://www.vaneck.com/us/en/investments/bitcoin-etf-hodl.

The following is a summary of the level of inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$3,987,509	$—	$3,987,509
Exchange-Traded Funds	2,905,960	—	—	2,905,960
Purchased Options	1,128,500	—	—	1,128,500
Total Investments in Securities	$4,034,460	$3,987,509	$—	$8,021,969

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(89,068)	$—	$—	$(89,068)
Total Other Financial Instruments	$(89,068)	$—	$—	$(89,068)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedules of Investments	October 31, 2025
Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

MBTX — Cboe Mini Bitcoin U.S. ETF Index

Consolidated Statements of Assets and Liabilities

October 31, 2025

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF	Global X Bitcoin Covered Call ETF
Assets:
Cost of Investments	$5,954,089	$992,824	$8,151,756
Cost of Affiliated Investments	27,311,558	3,666,283	—
Investments, at Value	$5,956,018	$993,149	$8,021,969
Affiliated Investments, at Value	37,934,165	3,671,721	—
Cash	—	315,483	1,969,638
Dividend, Interest, and Securities Lending Income Receivable	1,945	—	—
Receivable for Investment Securities Sold	—	—	2,733,321
Cash pledged as collateral on Futures Contracts	6,553,008	361,152	—
Cash pledged as collateral on Option Contracts	—	—	7,140,000
Receivable for Variation Margin on Futures Contracts	757,125	41,726	—
Due from Adviser	40,951	13,088	—
Due from Broker	—	39,878	—
Total Assets	51,243,212	5,436,197	19,864,928
Liabilities:
Payable due to Investment Adviser	15,420	4,316	8,450
Payable for Investment Securities Purchased	—	—	5,138,367
Options Written at Value (Premiums received $–, $– and $86,906, respectively)	—	—	89,068
Due to Broker	1,819,526	—	—
Custodian Fees Payable	—	—	86
Total Liabilities	1,834,946	4,316	5,235,971
Net Assets	$49,408,266	$5,431,881	$14,628,957
Net Assets Consist of:
Paid-in Capital	$37,103,173	$4,487,306	$14,768,035
Total Distributable Earnings (Accumulated Losses)	12,305,093	944,575	(139,078)
Net Assets	$49,408,266	$5,431,881	$14,628,957
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	457,123	150,000	650,000
Net Asset Value, Offering and Redemption Price Per Share	$108.09	$36.21	$22.51

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Operations

For the year/period ended October 31, 2025

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF	Global X Bitcoin Covered Call ETF (1)
Investment Income:
Dividend Income, from Affiliated Investments	$1,270,148	$148,441	$—
Interest Income	420,279	70,644	2,825
Security Lending Income, Net	—	2,385	—
Total Investment Income	1,690,427	221,470	2,825
Expenses:
Supervision and Administration Fees(2)	223,657	49,580	21,033
Custodian Fees(3)	363	182	91
Total Expenses	224,020	49,762	21,124
Net Investment Income (Loss)	1,466,407	171,708	(18,299)
Net Realized Gain (Loss) on:
Investments(4)	—	7	9,111
Affiliated Investments	6,991,402	(2,292)	—
Purchased Options	—	—	(381,531)
Written Options	—	—	49,014
Futures Contracts	6,345,989	905,534	—
Payment from Adviser(5)	134,697	15,568	—
Net Realized Gain (Loss)	13,472,088	918,817	(323,406)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,756	281	(121,720)
Affiliated Investments	9,562,978	3,490	—
Purchased Options	—	—	(8,067)
Written Options	—	—	(2,162)
Futures Contracts	(956,990)	(88,786)	—
Net Change in Unrealized Appreciation (Depreciation)	8,607,744	(85,015)	(131,949)
Net Realized and Unrealized Gain (Loss)	22,079,832	833,802	(455,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,546,239	$1,005,510	$(473,654)

(1)	The Fund commenced operations on June 3, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Consolidated Financial Statements.)
(3)	See Note 2 in the Notes to Consolidated Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 5 in the Notes to Consolidated Financial Statements.)
(5)	See Note 3 in the Notes to Consolidated Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	Global X Blockchain & Bitcoin Strategy ETF		Global X Bitcoin Trend Strategy ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Period Ended October 31, 2024(1)
Operations:
Net Investment Income	$1,466,407	$597,059	$171,708	$46,585
Net Realized Gain (Loss)	13,472,088	7,781,296	918,817	(672,844)
Net Change in Unrealized Appreciation (Depreciation)	8,607,744	6,550,987	(85,015)	56,419
Net Increase (Decrease) in Net Assets Resulting from Operations	23,546,239	14,929,342	1,005,510	(569,840)
Distributions:	(7,411,732)	(3,225,532)	(83,565)	(16,376)

Capital Share Transactions:
Issued	26,436,892	14,494,456	8,424,280	3,311,518
Redeemed	(20,116,051)	(12,848,275)	(5,740,700)	(898,946)
Increase in Net Assets from Capital Share Transactions	6,320,841	1,646,181	2,683,580	2,412,572
Total Increase in Net Assets	22,455,348	13,349,991	3,605,525	1,826,356

Net Assets:
Beginning of Year/Period	26,952,918	13,602,927	1,826,356	—
End of Year/Period	$49,408,266	$26,952,918	$5,431,881	$1,826,356

Share Transactions:
Issued	300,000	240,000	230,000	100,000
Redeemed	(220,000)	(220,000)	(150,000)	(30,000)
Net Increase in Shares Outstanding from Share Transactions	80,000	20,000	80,000	70,000

(1)	The Fund commenced operations on March 20, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

Global X Bitcoin Covered Call ETF
Period Ended October 31, 2025(1)
Operations:
Net Investment Loss	$(18,299)
Net Realized Gain (Loss)	(323,406)
Net Change in Unrealized Appreciation (Depreciation)	(131,949)
Net Decrease in Net Assets Resulting from Operations	(473,654)
Distributions:	(1,650)
Return of Capital:	(1,131,516)

Capital Share Transactions:
Issued	16,235,777
Increase in Net Assets from Capital Share Transactions	16,235,777
Total Increase in Net Assets	14,628,957

Net Assets:
Beginning of Period	—
End of Period	$14,628,957

Share Transactions:
Issued	650,000

Net Increase in Shares Outstanding from Share Transactions	650,000

(1)	The Fund commenced operations on June 3, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Consolidated Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Blockchain & Bitcoin Strategy ETF
2025	71.47	3.23	52.98	56.21	(19.59)	—	—
2024	38.09	1.58	39.23	40.81	(7.43)	—	—
2023(3)	27.56	0.62	10.21	10.83	(0.30)	—	—
2022(3)(4)	119.00	0.80	(90.72)	(89.92)	(1.52)	—	—
Global X Bitcoin Trend Strategy ETF
2025	26.09	1.23	9.78	11.01	(0.89)	—	—
2024(5)	33.10	0.61	(7.42)	(6.81)	(0.20)	—	—
Global X Bitcoin Covered Call ETF
2025(6)	25.30	(0.07)	1.11 ^	1.04	(0.00)#	—	(3.83)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022. (See Note 9 in the Notes to Consolidated Financial Statements.)
(4)	The Fund commenced operations on November 15, 2021.
(5)	The Fund commenced operations on March 20, 2024.
(6)	The Fund commenced operations on June 3, 2025.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
#	Amount is less than ($0.005).
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(19.59)	108.09	95.05	49,408	0.65	(1)	4.26	(2)	18.03
(7.43)	71.47	111.98	26,953	0.65	(1)	2.57	(2)	37.45
(0.30)	38.09	39.54	13,603	0.65	(1)	1.96	(2)	24.20
(1.52)	27.56	(76.40)	8,061	0.65	†(1)	1.96	†(2)	0.00

(0.89)	36.21	42.33	5,432	0.95	(1)	3.29	(2)	75.95
(0.20)	26.09	(20.60)	1,826	0.95	†(1)	3.59	†(2)	42.49

(3.83)	22.51	3.60	14,629	0.75	†(1)	(0.65	)†(2)	14.61

The accompanying notes are an integral part of the financial statements.

Notes to Consolidated Financial Statements

October 31, 2025

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2025, the Trust had one hundred eleven portfolios, one hundred two of which were operational. The financial statements herein and the related notes pertain to the Global X Blockchain & Bitcoin Strategy ETF, Global X Bitcoin Trend Strategy ETF and Global X Bitcoin Covered Call ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

The Global X Bitcoin Covered Call ETF commenced operations on June 3, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside of the United States (a “Significant Event”) has occurred between the Fund’s security, the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in nonactive markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Consolidated Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2025. The Funds continuously monitors the credit standing of each broker or counterparty with whom they conducts business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Consolidated Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Consolidated Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Consolidated Schedules of Investments for details regarding open futures contracts as of October 31, 2025.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Blockchain & Bitcoin Strategy ETF	10,000	$50	$50
Global X Bitcoin Trend Strategy ETF	10,000	50	50
Global X Bitcoin Covered Call ETF	10,000	250	250

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if the Global X Bitcoin Trend Strategy ETF has a cash overdraft on a given day, it is assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if the Global X Blockchain & Bitcoin Strategy ETF and Global X Bitcoin Covered Call ETF have a cash overdraft, they will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Consolidated Statements of Assets and Liabilities and Custodian Fees on the Consolidated Statements of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING — To the extent consistent with their investment policies, certain Funds may either purchase or write options.

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Consolidated Statements of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X Bitcoin Covered Call ETF may write call and/or put options that correspond to their respective reference index. By writing a call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Consolidated Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Consolidated Statements of Operations.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), the Funds pay a monthly fee to the Adviser at the annual rate (stated as a percentage of each Fund’s respective average daily net assets) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the year ended October 31, 2025, the Adviser paid acquired fund fees and expenses of $93,746 for the Global X Blockchain & Bitcoin

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Strategy ETF and $2,480 for the Global X Bitcoin Trend Strategy ETF, and made such reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Consolidated Statements of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Blockchain & Bitcoin Strategy ETF	0.65%
Global X Bitcoin Trend Strategy ETF	0.95%
Global X Bitcoin Covered Call ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of the Funds Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and Transfer Agent of the Global X Bitcoin Trend Strategy ETF. As Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Fund; (ii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (i) issue and redeem Shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Global X Blockchain & Bitcoin Strategy ETF and Global X Bitcoin Covered Call ETF. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. BASIS FOR CONSOLIDATIONS FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I LIMITED, GLOBAL X BITCOIN TREND STRATEGY SUBSIDIARY LIMITED AND GLOBAL X BITCOIN COVERED CALL SUBSIDIARY LIMITED

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds include the accounts of each Fund’s wholly-owned subsidiary (each, a “Subsidiary” and together the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Global X Bitcoin Strategy Subsidiary I Limited, Global X Bitcoin Trend Strategy Subsidiary Limited and Global X Bitcoin Covered Call Subsidiary Limited, have a fiscal year end and conforming tax year end of October 31.

The Subsidiaries are classified as controlled foreign corporations under the Code. Each Subsidiary’s taxable income is included in the calculation of the relevant Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Funds may invest up to 25% of their total assets in their respective Subsidiaries.

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

4. BASIS FOR CONSOLIDATIONS FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I LIMITED, GLOBAL X BITCOIN TREND STRATEGY SUBSIDIARY LIMITED AND GLOBAL X BITCOIN COVERED CALL SUBSIDIARY LIMITED (continued)

A summary of each Fund’s investments in its respective Subsidiary are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at October 31, 2025	% of Total Net Assets at October 31, 2025
Global X Bitcoin Strategy Subsidiary I Limited	November 15, 2021	$9,770,464	19.8%
Global X Bitcoin Trend Strategy Subsidiary Limited	March 20, 2024	1,074,878	19.8
Global X Bitcoin Covered Call Subsidiary Limited	June 3, 2025	4,723,172	32.3

As of October 31, 2025, the Global X Bitcoin Covered Call ETF’s ownership of the shares of the Global X Bitcoin Covered Call Subsidiary Limited exceeded 25%. The Adviser took corrective actions to maintain the Fund’s regulated investment company status within 30 days of the investment exceeding 25% and these actions reduced the Fund’s investment in the Subsidiary below 25% on November 3, 2025.

5. INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2025, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Blockchain & Bitcoin Strategy ETF	$14,462,218	$4,821,820
Global X Bitcoin Trend Strategy ETF	4,939,908	4,766,481
Global X Bitcoin Covered Call ETF	8,163,852	1,157,774

During the year or period ended October 31, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the year or period ended October 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Blockchain & Bitcoin Strategy ETF	$9,610,074	$19,046,635	$7,538,057
Global X Bitcoin Trend Strategy ETF	6,236,984	3,700,792	3,215

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

6. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Consolidated Statements of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2025.

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	Unrealized appreciation on Futures Contracts	$–	*	Commodity contracts	Unrealized depreciation on Futures Contracts	$610,343	*
Total Derivatives not accounted for as hedging instruments		$–				$610,343

Global X Bitcoin Trend Strategy ETF
Commodity contracts	Unrealized appreciation on Futures Contracts	$–	*	Commodity contracts	Unrealized depreciation on Futures Contracts	$34,359	*
Total Derivatives not accounted for as hedging instruments		$–				$34,359

Global X Bitcoin Covered Call ETF
Equity contracts	Investments at Value	$1,128,500	**	Equity contracts	Options written, at value	$89,068
Total Derivatives not accounted for as hedging instruments		$1,128,500				$89,068

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets & Liabilities.

**Includes purchased options and/or swaptions.

The effect of derivative instruments on the Consolidated Statements of Operations for the year or period ended October 31, 2025:

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

6. DERIVATIVE TRANSACTIONS (continued)

Amount of realized gain (loss) on derivatives reported within the income section of Consolidated Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$—	$—	$6,345,989

Global X Bitcoin Trend Strategy ETF
Commodity contracts	$—	$—	$905,534

Global X Bitcoin Covered Call ETF
Equity contracts	$(381,531)	$49,014	$—

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Consolidated Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$—	$—	$(956,990)

Global X Bitcoin Trend Strategy ETF
Commodity contracts	$—	$—	$(88,786)

Global X Bitcoin Covered Call ETF
Equity contracts	$(8,067)	$(2,162)	$—

The following table discloses the average monthly balances of the Funds’ futures activity during the year ended October 31, 2025:

	Average Notional Balance Short	Average Notional Balance Long
Global X Blockchain & Bitcoin Strategy ETF	$–	$17,373,922
Global X Bitcoin Trend Strategy ETF	–	3,480,486

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

6. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Fund’s options activity during the period ended October 31, 2025:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X Bitcoin Covered Call ETF	$(70,802)	$1,287,327

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences are primarily attributable to redemptions in kind and investment in wholly owned subsidiary.

The tax character of dividends and distributions declared for the years or periods ending October 31, 2025 and October 31, 2024 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Blockchain & Bitcoin Strategy ETF
2025	$7,411,732	$–	$–	$7,411,732
2024	3,225,532	–	–	3,225,532
Global X Bitcoin Trend Strategy ETF
2025	$83,565	$–	$–	$83,565
2024	16,376	–	–	16,376
Global X Bitcoin Covered Call ETF
2025	$1,650	$–	$1,131,516	$1,133,166

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

7. TAX INFORMATION (continued)

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF	Global X Bitcoin Covered Call ETF
Undistributed Ordinary Income	$5,902,669	$941,795	$–
Capital Loss Carryforwards	(4,219,807)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	10,622,230	2,782	(131,949)
Other Temporary Differences	1	(2)	(7,129)
Total Distributable Earnings (Accumulated Losses)	$12,305,093	$944,575	$(139,078)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Blockchain & Bitcoin Strategy ETF	$33,267,953	$10,622,230	$—	$10,622,230
Global X Bitcoin Trend Strategy ETF	4,662,088	2,782	—	2,782
Global X Bitcoin Covered Call ETF	8,153,918	—	(131,949)	(131,949)

The preceding differences between book and tax cost are primarily due to wash sales.

8. CONCENTRATION OF RISKS

Bitcoin is a relatively new asset with a limited history. It is subject to unique and substantial risks, and historically has been a highly speculative asset and has experienced significant price volatility. While the Funds will not invest directly in bitcoin, the value of the Funds’ investments in Bitcoin Futures and bitcoin funds is subject to fluctuations in the value of bitcoin, which may be highly volatile. The value of bitcoin is determined by supply and demand in the global market, which consists primarily of transactions of bitcoin on electronic exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and/or other venues could drop precipitously for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in the bitcoin network (a network on which users may exchange bitcoin directly with one another (the “Bitcoin Network”)), or users preferring competing digital assets and cryptocurrencies. The further

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

8. CONCENTRATION OF RISKS (continued)

development of bitcoin as an asset and the growing acceptance and use of bitcoin in the marketplace are subject to a variety of factors that are difficult to evaluate. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion, or a contraction in the use of bitcoin, may result in increased volatility in its value. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or its protocols or restrict the ability to use bitcoin. Additionally, bitcoin transactions are irrevocable, and therefore stolen or incorrectly transferred bitcoin may be irretrievable. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, Bitcoin Futures, and the Funds. Bitcoin is also subject to the risk of fraud, theft and manipulation, as well as security failures and operational or other problems that impact Bitcoin Exchanges. Unlike the exchanges utilized by traditional assets, such as equity and bond securities, Bitcoin Exchanges are largely unregulated. As a result, individuals or groups may engage in fraud and investors in bitcoin may be more exposed to the risk of theft and market manipulation than when investing in more traditional asset classes. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses, which could ultimately impact bitcoin utilization, the price of bitcoin and the value of Funds’ investments with indirect exposure to bitcoin. Additionally, if one or a coordinated group of miners were to gain control of 51% or more of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders, who may have the ability to manipulate the price of bitcoin. In addition, Bitcoin Exchanges are subject to the risk of cybersecurity threats and breach, which has occurred in the past and resulted in the theft and/or loss of digital assets, including bitcoin. A risk also exists with respect to malicious actors or previously unknown vulnerabilities in the Bitcoin Network or its protocols, which may adversely affect the value of bitcoin. Shares of some bitcoin funds in which the Funds invests may trade at a premium or discount to the net asset value of the bitcoin fund itself.

Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies.Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain.

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

8. CONCENTRATION OF RISKS (continued)

Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. For example, companies that operate trading platforms and/or exchanges may face heightened regulatory risks associated with their operations. The U.S. Securities and Exchange Commission (the “SEC”) has made several public statements indicating that some cryptocurrency exchanges may be operating as unregistered securities exchanges in violation of applicable regulations. In August 2021, the SEC settled charges with Poloniex for selling digital asset securities between 2017 and 2019 without registering as a national securities exchange. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies and could even result in the outright prohibition of certain business activities. For example, on September 24, 2021, multiple Chinese regulators issued prohibitions on all cryptocurrency transactions and mining. Any further restrictions imposed by governments (including China or the U.S.) on cryptocurrency related activities may adversely impact Blockchain companies, and in turn the Funds. Blockchain companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact their viability. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

Cryptocurrency (notably, bitcoin), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Funds will have exposure to bitcoin, indirectly through investment in Bitcoin Futures, and individual Blockchain Companies held by the Funds may have exposure to cryptocurrencies, including cryptocurrencies other than bitcoin. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility, and related investment vehicles that invest in cryptocurrencies may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Some cryptocurrency have stopped operating and have permanently shut down due to fraud, technical glitches, hackers or malware. Cryptocurrency exchanges are new, largely unregulated, and may be more exposed to fraud. In November 2022, FTX, a Bahamas-based crypto asset exchange, collapsed due to a liquidity crisis of the company’s token, FTT, thus leading FTX to file for bankruptcy. An investigation into the collapse uncovered unauthorized movements and use of client assets to a sister company of FTX, Alameda Research, a crypto asset hedge fund. The collapse of FTX resulted in a ripple effect across

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

8. CONCENTRATION OF RISKS (continued)

the crypto asset industry, with the price of bitcoin falling to the lowest levels in calendar year 2022. Further, some crypto trading platforms may be operating out of compliance with regulation and are, or may become, subject to enforcement actions by regulatory authorities. In June 2023, the SEC charged the owners and operators of Binance, the largest crypto asset exchange in the world, with operating unregistered exchanges, broker-dealers, and clearing agencies; misrepresenting trading controls and oversight of its platform; and the unregistered offer and sale of securities. In November 2023, the SEC similarly charged Payward Inc. and Payward Ventures Inc., together known as Kraken, with operating an unregistered securities exchange, broker, dealer, and clearing agency.

A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) there being no guarantee that an active market will exist for the contracts at any particular time. Trading in the cash bitcoin market remains difficult as compared to more traditional cash markets, and in particular, short selling bitcoin remains challenging and costly.As a result of these features of the bitcoin cash market, market makers and arbitrageurs may not be as willing to participate in the Bitcoin Futures market as they are in other futures markets. Each of these factors may increase the likelihood that the price of Bitcoin Futures will be volatile and/or will deviate from the price of bitcoin. Bitcoin Futures may experience significant price volatility. Exchange-specified collateral for Bitcoin Futures is substantially higher than for most other futures contracts, and collateral may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (“FCMs”) may require collateral beyond the exchange’s minimum requirement. FCMs may also restrict trading activity in Bitcoin Futures by imposing position limits, prohibiting short selling of Bitcoin Futures or prohibiting trades where the executing broker places a trade on behalf of another broker (so-called “give-up transactions”). Although the Funds will only take long positions in Bitcoin Futures, restrictions on the ability of certain market participants to take short Bitcoin Futures positions may ultimately constrain the Funds’ ability to take long positions in Bitcoin Futures or may impact the price at which the Funds are able to take such positions. Bitcoin Futures are subject to daily limits that may impede a market participant’s ability to exit a position during a period of high volatility.

The Funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

8. CONCENTRATION OF RISKS (continued)

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Global X Bitcoin Trend Strategy ETF invests in the constituents of the CoinDesk Bitcoin Trend Indicator Futures Index (the “Underlying Index”) and other securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the constituents that comprise the Underlying Index, such as U.S. listed Bitcoin Futures ETFs. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Underlying Index systematically and dynamically allocates between (i) U.S. exchange-traded bitcoin futures contracts, and (ii) the Global X 1-3 Month T-Bill ETF, a passively managed ETF and affiliate of the Fund. The Underlying Index allocates between these two exposures based on the value of the Bitcoin Trend Indicator (the “Signal”), a dynamic quantitative signal developed and administrated by CoinDesk Indices, Inc., which aims to detect the presence, direction, and strength of the price trend in bitcoin.

The Global X Blockchain & Bitcoin Strategy ETF and Global X Bitcoin Covered Call ETF are actively managed.

Certain Funds may invest in derivative instruments, such as options and futures, which expose the Funds to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument. By writing (selling) call options in return for the receipt of premiums, a Fund will incur a loss when the value of a reference asset increases above the exercise price of such options, less any premiums received from the written calls. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying asset over time.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. Each Fund accrues and

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

8. CONCENTRATION OF RISKS (continued)

applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Please refer to each Fund’s prospectus and statement of additional information for a more complete description of risks.

9. REVERSE SHARE SPLIT

The Board approved a reverse share split of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain & Bitcoin Strategy ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Consolidated Statements of Changes in Net Assets and the per share data in the Consolidated Financial Highlights for the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. LOANS OF PORTFOLIO SECURITIES

On or about August 15, 2025, BBH was replaced by Mitsubishi UFJ Trust and Banking Corporation (“MUTB”) as the securities lending agent for the Global X Bitcoin Trend Strategy ETF.

Prior to August 15, 2025, BBH served as the Securities Lending Agent for the Global X Bitcoin Trend Strategy ETF. BNY and MUTB serve as the securities lending agents for the Trust.

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with MUTB and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the

Notes to Consolidated Financial Statements (Continued)

October 31, 2025

11. LOANS OF PORTFOLIO SECURITIES (continued)

value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Consolidated Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY, as appropriate, and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Consolidated Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

12. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase

Notes to Consolidated Financial Statements (Concluded)

October 31, 2025

12. RECENT ACCOUNTING PRONOUNCEMENT (continued)

disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the three funds listed in the table below

Opinions on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of each of the funds listed in the table below (three of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related consolidated statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Blockchain & Bitcoin Strategy ETF (1)
Global X Bitcoin Trend Strategy ETF (2)
Global X Bitcoin Covered Call ETF (3)
(1)	Consolidated statement of operations for the year ended October 31, 2025 and consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2)	Consolidated statement of operations for the year ended October 31, 2025 and consolidated statement of changes in net assets for the year ended October 31, 2025 and the period March 20, 2024 (commencement of operations) through October 31, 2024
(3)	Consolidated statement of operations and consolidated statement of changes in net assets for the period June 3, 2025 (commencement of operations) through October 31, 2025

Basis for Opinions

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians and brokers; when a reply was not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 9, 2026

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund has designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Blockchain & Bitcoin Strategy ETF
0.00%	0.00%	100.00%	100.00%	7.93%	7.74%
Global X Bitcoin Trend Strategy ETF
0.00%	0.00%	100.00%	100.00%	26.21%	26.21%
Global X Bitcoin Covered Call ETF
99.85%	0.00%	0.15%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Blockchain & Bitcoin Strategy ETF
	0.02%	3.10%	0.00%	0.00%	0.00%
Global X Bitcoin Trend Strategy ETF
	1.07%	13.87%	0.00%	0.00%	0.00%
Global X Bitcoin Covered Call ETF
	0.00%	0.00%	100.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Notice to Shareholders (UNAUDITED)

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting (the “Board Meeting”) of the Global X Funds (the “Trust”) held on May 21, 2024, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Bitcoin Covered Call ETF (the “New Fund”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

—	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

—	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

—	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

—	the New Fund’s investment strategy and Global X Management’s experience with such strategy; and

—	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

—	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

—	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

compared to the average and median of the New Fund’s peer group;

—	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

—	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the Board Meeting that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which the economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

—	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

—	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Concluded)

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-010-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The Registrant's disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures were not effective due to a material weakness in the design of controls specific to two of the Registrant’s series, Global X Blockchain & Bitcoin Strategy ETF and Global X Bitcoin Trend Strategy ETF (the “Funds”) relating to the accuracy and completeness of fees charged by the futures commissions merchant (FCM) on non-cash collateral posted for futures transactions. Specifically, Management did not design and maintain controls to detect that the fees charged by the FCM on the non-cash collateral were inconsistent with the contractual terms and conditions. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis. This material weakness did not result in any material misstatements of the Funds’ annual financial statements for any prior or the current periods. While no material misstatements of the Funds’ financial statements resulted from this material weakness, this material weakness could result in a misstatement of the aforementioned account balances that would result in a material misstatement to the annual or semi-annual financial statements that would not be prevented or detected on a timely basis.

Management’s Remediation Plan

Management is implementing enhancements to its disclosure controls and procedures to remediate the material weakness described above, including implementing controls over the completeness and accuracy of the FCM fees.

(b) There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 9, 2026